Provisions - Schedule of changes in fair value of plan assets, Other Foreign Subsidiaries (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Incorporation of Group companies, net	€ 4	€ 0	€ 0
Other foreign subsidiaries | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	7,321	7,167	7,182
Incorporation of Group companies, net	(16)	0	(6)
Expected return on plan assets	588	570	411
Benefits paid	(644)	(766)	(478)
Contributions	124	198	152
Actuarial gains/(losses)	110	(498)	(155)
Exchange differences and other items	304	650	61
Fair value of plan assets at end of year	€ 7,787	€ 7,321	€ 7,167